Restructuring Activities	12 Months Ended
Dec. 31, 2010
Restructuring activities [Abstract]
RESTRUCTURING ACTIVITIES

6.	RESTRUCTURING ACTIVITIES

Broadlane Restructuring Plan

In connection with the Broadlane Acquisition, our management approved, committed, and initiated a plan to restructure our operations resulting in certain management, system and organizational changes within our SCM segment. During the year ended December 31, 2010, we expensed exit and integration related costs of approximately $8,418 associated with restructuring activities of the acquired operations consisting of severance and other restructuring and integration costs. These costs are included within the acquisition and integration-related expenses line on the accompanying statements of operations.

As of December 31, 2010, the components of our restructuring plan are as follows:

•	Involuntary employee terminations — we are reorganizing our SCM workforce and plan to eliminate redundant or unneeded positions in connection with combining our business operations. In connection with the workforce restructuring, we expect to incur severance, benefits and other employee related costs in the range of $18,000 to $20,000 to be incurred over the next eighteen to twenty-four months. During the fiscal year ended December 31, 2010, we expensed approximately $6,976 related to severance and other employee benefits in connection with or plan. As of December 31, 2010, we had approximately $3,488 included in current liabilities for these costs.

•	System migration and standardization — we plan to integrate and standardize certain software platforms of the combined business operations. In connection with the system migration and standardization, we expect to incur costs in the range of $2,000 to $4,000 over the next twelve to eighteen months. During the fiscal year ended December 31, 2010, we expensed approximately $1,442 related to consulting and other third-party services in connection with our plan.

•	Facilities consolidation — we expect to consolidate office space in areas where we have common or redundant locations. We expect to incur a liability in the range of $5,000 to $7,000 over the next twelve to eighteen months relating to ceasing use of certain facilities. As of and for the fiscal year ended December 31, 2010, no liability has been accrued and no expense has been recorded as we have no termination penalty and have not ceased use of the facilities as of December 31, 2010.

The changes in the plan during 2010 are summarized as follows:

			Accrued,
	Initial Costs	Cash	December 31,
	Incurred	Payments	2010

Broadlane Restructuring Plan
Involuntary employee terminations	$6,976	$(3,488)	$3,488
System migration and integration	1,442	(1,442)	—
Facility consolidation	—	—	—

Total Broadlane Restructuring Costs	$8,418	$(4,930)	$3,488

Accuro Restructuring Plan

In connection with the Accuro Acquisition, our management approved, committed and initiated a plan to restructure our operations resulting in certain management, system and organizational changes within our RCM segment. Any increases or decreases to the estimates of executing the restructuring plan subsequent to June 2009 have been recorded as adjustments to operating expense. During 2010, we reduced our estimated lease termination liability by approximately $491 related to a sublease arrangement.

The remaining balance relating to the Accuro restructuring plan pertains to a lease termination penalty we incurred for which we made cash payments of approximately $1,162 for the fiscal year ended December 31, 2010. We expect that $114 of the remaining lease termination penalty will be paid in January 2011 and $1,046 will be paid in February 2011. The balance of the accrual was $1,160 as of December 31, 2010.